Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended					1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 17, 2014 WildHorse Resources, LLC [Member]	Sep. 30, 2014 Eagle Ford Acquisition [Member] Leasehold Improvements [Member]	Oct. 01, 2014 Subsequent Event [Member]	Nov. 04, 2014 Subsequent Event [Member] acre	Oct. 01, 2014 Subsequent Event [Member] Wells	Apr. 01, 2014 Subsequent Event [Member] MEMP [Member]	Oct. 01, 2014 Subsequent Event [Member] MEMP [Member]	Mar. 25, 2014 Subsequent Event [Member] Eagle Ford Acquisition [Member] Non Operated Oil And Natural Gas Properties [Member]	Mar. 25, 2014 Subsequent Event [Member] Eagle Ford Acquisition [Member] Leasehold Improvements [Member]
Subsequent Event [Line Items]
Business acquisition purchase price										$ 34,000,000	$ 15,000,000
Non operating properties acquired percentage							100.00%
Number of wells, Gross									74
Underlying acreage associated with overriding royalty interests								27,000,000,000
Percentage of revenue from royalty interests								7.00%
Acquisitions of oil and natural gas properties	1,083,167,000	104,926,000	105,762,000	360,678,000								173,000,000
Percentage of non-operated properties												100.00%
Percentage of leasehold interest acquired						30.00%							30.00%
Primary term of gas processing agreement					15 years
Minimum annual processing fee					$ 18,300,000